RECLAMATION AND MINE CLOSURE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation

Changes to the Company’s asset retirement obligations are as follows (in thousands):

	Years ended December 31,
	2012	2011
Asset retirement obligation – Beginning	$32,714	$27,302
Accretion	2,911	2,648
Addition and changes in estimates	(1,073)	2,822
Settlements	(95)	(58)

Asset retirement obligation – December 31	$34,457	$32,714

Asset Retirement Obligation

Changes to the Company’s asset retirement obligations for active mining sites are as follows (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Asset retirement obligation – Beginning	$35,197	$33,434	$34,457	$32,714
Accretion	758	742	1,500	1,466
Addition and changes in estimates	—	335	—	335
Settlements	(377)	(1)	(379)	(5)

Asset retirement obligation	$35,578	$34,510	$35,578	$34,510